UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2015

Date of reporting period:	06/30/2014

Item 1. Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Schedule of Investments

as of June 30, 2014

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—96.8%
COMMON STOCKS—81.4%

CHINA (INCLUDING HONG KONG SAR)—53.0%
5,672,000	Agricultural Bank of China Ltd. (Class “H” Shares)	$2,502,870
	(Banking)
2,890,000	Anhui Expressway Co. Ltd. (Class “H” Shares)	1,771,199
	(Industrials)
1,613,000	Asia Cement China Holdings Corp.	1,021,861
	(Materials)
10,589,000	Bank of China Ltd. (Class “H” Shares)	4,740,895
	(Banking)
643,000	Belle International Holdings Ltd.	713,486
	(Real Estate-Developers)
650,000	BOC Hong Kong Holdings Ltd.	1,882,806
	(Banking)
2,770,000	Chaowei Power Holdings Ltd.	1,554,694
	(Consumer Discretionary)
2,132,000	China BlueChemical Ltd. (Class “H” Shares)	1,163,599
	(Materials)
5,269,000	China Construction Bank Corp. (Class “H” Shares)	3,983,838
	(Banking)
2,873,000	China Lilang Ltd.	1,831,211
	(Consumer Discretionary)
1,890,000	China Machinery Engineering Corp. (Class “H” Shares)	1,116,871
	(Materials)
3,086,000	China Petroleum & Chemical Corp. (Class “H” Shares)	2,942,499
	(Energy)
6,295,000	China Power International Development Ltd.	2,485,381
	(Utilities)
1,200,000	China Resources Power Holdings Co. Ltd.	3,406,276
	(Utilities)
596,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,722,543
	(Energy)
3,742,000	China Telecom Corp. Ltd.	1,829,864
	(Telecommunication Services)
1,969,438	China Vanke Co. Ltd.*	3,496,548
	(Real Estate-Developers)
257,000	Chow Sang Sang Holdings International Ltd.	643,296
	(Consumer Discretionary)
510,000	Dongfeng Motor Group Co. Ltd.	913,346
	(Consumer Discretionary)
2,493,000	Far East Consortium International Ltd.	907,084
	(Real Estate-Developers)
1,000	HKT Trust & HKT Ltd.	1,178
	(Telecommunication Services)
5,276,000	Hopefluent Group Holdings Ltd.	1,511,241
	(Real Estate-Developers)
670,000	Lee & Man Chemical Co. Ltd.	341,466
	(Industrials)
1,222,000	Leoch International Technology Ltd.	242,811
	(Industrials)
326,000	Luk Fook Holdings International Ltd.	954,815
	(Consumer Discretionary)
1,379,179	Luthai Textile Co. Ltd. (Class “B” Shares)	1,854,233
	(Consumer Discretionary)
954,000	New World Department Store China Ltd.	384,042
	(Consumer Discretionary)
1,223,533	PCCW Ltd.	729,346
	(Telecommunication Services)
2,286,000	PetroChina Co. Ltd.	2,887,585
	(Energy)
648,500	Shimao Property Holdings Ltd.	1,191,505
	(Real Estate-Developers)
1,002,000	Sino Land Co. Ltd.	1,649,659
	(Real Estate-Developers)
2,161,025	Sino-Ocean Land Holdings Ltd.	1,095,792
	(Real Estate-Developers)

799,000	Sinopec Engineering Group Co. Ltd. (Class “H” Shares)	898,958
	(Industrials)
1,959,000	Sitc International Holdings Co. Ltd.	801,253
	(Industrials)
210,000	Sitoy Group Holdings Ltd.	128,161
	(Consumer Discretionary)
4,054,000	Skyworth Digital Holdings Ltd.	1,935,358
	(Consumer Discretionary)
537,500	SmarTone Telecommunications Holdings Ltd.	676,868
	(Telecommunication Services)
1,545,000	Spring Real Estate Investment Trust*	629,929
	(Real Estate Investment Trusts)
3,398,000	Springland International Holdings Ltd.	1,345,977
	(Consumer Discretionary)
1,176,000	Texwinca Holdings Ltd.	1,165,318
	(Consumer Discretionary)
4,842,000	Welling Holding Ltd.	1,380,680
	(Consumer Discretionary)
1,734,000	Xinyi Glass Holdings Ltd.	1,017,973
	(Consumer Discretionary)
1,043,500	Xtep International Holdings Ltd.	440,267
	(Consumer Discretionary)
449,000	Yangzijiang Shipbuilding Holdings Ltd.	388,901
	(Telecommunication Services)
95,426	Yantai Changyu Pioneer Wine Co. Ltd. (Class “B” Shares)	211,404
	(Consumer Staples)
3,597,000	Yuexiu Real Estate Investment Trust	1,740,394
	(Real Estate Investment Trusts)
1,583,400	Zhengzhou Coal Mining Machinery Group Co. Ltd. (Class “H” Shares)	892,787
	(Industrials)
782,400	Zoomlion Heavy Industry Science And Technology Co. Ltd. (Class “H” Shares)	484,558
	(Industrials)

		67,612,626

INDONESIA—1.9%
715,100	PT Bank Rakyat Indonesia (Persero) Tbk	622,810
	(Banking)
785,600	PT Perusahaan Gas Negara Persero Tbk	369,441
	(Utilities)
7,110,400	PT Telekomunikasi Indonesia Persero Tbk	1,478,459
	(Telecommunication Services)

		2,470,710

MALAYSIA—2.2%
892,000	Mah Sing Group Bhd	633,373
	(Real Estate-Developers)
2,126,000	Nam Cheong Ltd.	673,486
	(Industrials)
403,800	NTPM Holdings Bhd	106,263
	(Consumer Staples)
120	United Overseas Australia Ltd.	61
	(Real Estate-Developers)
2,103,163	UOA Development Bhd	1,355,823
	(Real Estate-Developers)

		2,769,006

SINGAPORE—5.5%
218,256	AIMS AMP Capital Industrial REIT	252,056
	(Real Estate Investment Trusts)
3,010,000	Asian Pay Television Trust	1,882,910
	(Consumer Discretionary)
267,000	CapitaRetail China Trust	316,914
	(Real Estate Investment Trusts)

2,283,000	China Merchants Holdings Pacific Ltd.	1,684,465
	(Industrials)
126,000	DBS Group Holdings Ltd.	1,692,598
	(Banking)
405,000	Frasers Commercial Trust	440,111
	(Real Estate Investment Trusts)
807,000	Vard Holdings Ltd.*	682,801
	(Industrials)

		6,951,855

SOUTH KOREA—10.7%
759	Alticast Corp.*	7,877
	(Software & Services)
192,536	DGB Financial Group, Inc.	2,882,902
	(Banking)
63,779	Kia Motors Corp.	3,567,791
	(Consumer Discretionary)
3,567	Korea Gas Corp.	194,602
	(Utilities)
18,748	Korean Reinsurance Co.	193,632
	(Insurance)
21,064	LG Corp.	1,301,147
	(Consumer Discretionary)
1,589	Samsung Electronics Co. Ltd.	2,076,159
	(Semiconductors & Semiconductor Equipment)
14,554	SK Telecom Co. Ltd.	3,401,879
	(Telecommunication Services)

		13,625,989

TAIWAN—7.3%
484,000	Advanced Semiconductor Engineering, Inc.	629,761
	(Semiconductors & Semiconductor Equipment)
693,000	Chipbond Technology Corp.	1,218,518
	(Semiconductors & Semiconductor Equipment)
1,298,000	Compal Electronics, Inc.	1,060,727
	(Technology Hardware & Equipment)
324,000	Elan Microelectronics Corp.	626,124
	(Semiconductors & Semiconductor Equipment)
160,000	Huaku Development Co. Ltd.	383,147
	(Real Estate-Developers)
67,000	King’s Town Bank	64,626
	(Banking)
150,000	Phison Electronics Corp.	1,208,219
	(Semiconductors & Semiconductor Equipment)
474,000	Quanta Computer, Inc.	1,381,137
	(Technology Hardware & Equipment)
144,000	Syncmold Enterprise Corp.	350,620
	(Industrials)
310,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,313,383
	(Semiconductors & Semiconductor Equipment)
98,000	Tong Hsing Electronic Industries Ltd.	528,435
	(Information Technology)
165,000	UDE Corp.	583,009
	(Technology Hardware & Equipment)

		9,347,706

THAILAND—0.8%
1,521,800	Krung Thai Bank PCL	979,991
	(Banking)

	Total common stocks
	(cost $98,504,248)	103,757,883

PREFERRED STOCKS—15.4%
SOUTH KOREA
3,514	Amorepacific Corp.	2,431,113
	(Consumer Staples)
22,698	Hyundai Motor Co.	3,129,443
	(Consumer Discretionary)
36,594	Hyundai Motor Co.	5,479,335
	(Consumer Discretionary)
28,995	LG Corp.	1,174,931
	(Industrials)

2,731	Samsung Electronics Co. Ltd.	2,861,099
	(Semiconductors & Semiconductor Equipment)
27,887	Samsung Fire & Marine Insurance Co. Ltd.	4,575,254
	(Insurance)

	Total preferred stocks (cost $14,072,491)	19,651,175

RIGHT(b)*
Units

CHINA (INCLUDING HONG KONG SAR)
180	HKT Trust & HKT Ltd. (cost $0)	53
	(Telecommunication Services)

	Total long-term investments (cost $112,576,739)	123,409,111

SHORT-TERM INVESTMENT—2.9%
MONEY MARKET MUTUAL FUND
Shares
3,746,304	JPMorgan Prime Money Market Fund/Premier (cost $3,746,304)	3,746,304

	Total Investments—99.7% (cost $116,323,043)(a)	127,155,415
	Other assets in excess of liabilities—0.3%	400,939

	Net Assets—100.0%	$127,556,354

The following abbreviations are used in the portfolio descriptions:

REIT—	Real Estate Investment Trust
*	Non-income producing security.
(a)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$116,609,224

Appreciation	13,975,183
Depreciation	(3,428,992)

Net Unrealized Appreciation	$10,546,191

The book basis may differ from tax basis due to certain tax-related adjustments.

(b)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong SAR)	$67,612,626	$—	$—
Indonesia	2,470,710	—	—
Malaysia	2,769,006	—	—
Singapore	6,951,855	—	—
South Korea	13,625,989	—	—
Taiwan	9,347,706	—	—
Thailand	—	979,991	—
Preferred Stocks
South Korea	19,651,175	—	—
Right
China (including Hong Kong SAR)	—	53	—
Money Market Mutual Fund	3,746,304	—	—

Total	$126,175,371	$980,044	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 was as follows:

Consumer Discretionary	24.2%
Banking	15.3
Real Estate-Developers	10.2
Industrials	8.7
Semiconductors & Semiconductor Equipment	7.6
Telecommunication Services	6.6
Energy	5.9
Utilities	5.1
Insurance	3.7
Money Market Mutual Fund	2.9
Real Estate Investment Trusts	2.8
Technology Hardware & Equipment	2.4
Consumer Staples	2.2
Materials	1.7
Information Technology	0.4

99.7
Other assets in excess of liabilities	0.3

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy, as the inputs are considered to be significant to the valuation.

For common and preferred stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks as discussed above.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date August 25, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date August 25, 2014

*	Print the name and title of each signing officer under his or her signature.